GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Other Intangible Assets [Abstract]
Intangible assets

a) Intangible Assets
	Water rights[1]	Technology[2]	Supply contracts[3]	Exploration potential[4]	Total
Opening balance January 1, 2019	$71	$8	$8	$140	$227
Additions	1	—	—	—	1
Amortization and impairment losses	—	(1)	(1)	—	(2)
Closing balance December 31, 2019	$72	$7	$7	$140	$226
Additions	—	—	—	5	5
Disposals[5]	(5)	—	—	(41)	(46)
Amortization and impairment losses	—	(1)	(3)	(12)	(16)
Closing balance December 31, 2020	$67	$6	$4	$92	$169
Cost	$67	$17	$39	$262	$385
Accumulated amortization and impairment losses	—	(11)	(35)	(170)	(216)
Net carrying amount December 31, 2020	$67	$6	$4	$92	$169
[1]Relates to water rights in South America, and will be amortized through cost of sales when we begin using these in the future.
[2]The amount is amortized through cost of sales using the UOP method over LOM ounces of the Pueblo Viejo mine, with no assumed residual value.
[3]Relates to a supply agreement with Michelin North America Inc. to secure a supply of tires and is amortized over the effective term of the contract through cost of sales.
[4]Exploration potential consists of the estimated fair value attributable to exploration licenses acquired as a result of a business combination or asset acquisition. The carrying value of the licenses will be transferred to PP&E when the development of attributable mineral resources commences.
[5]Exploration potential disposals primarily relate to the sale of Acacia exploration properties.

Goodwill

	Closing balance December 31, 2019	Additions	Disposals	Closing balance December 31, 2020
Carlin	$1,294	$—	$—	$1,294
Cortez	724	—	—	724
Turquoise Ridge	722	—	—	722
Phoenix	119	—	—	119
Goldrush	175	—	—	175
Hemlo	63	—	—	63
Loulo-Gounkoto	1,672	—	—	1,672
Total	$4,769	$—	$—	$4,769
On a total basis, the gross amount and accumulated impairment losses are as follows:

Cost	$12,211
Accumulated impairment losses December 31, 2020	(7,442)
Net carrying amount December 31, 2020	$4,769